Geographic information	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
16. Geographic information

NXT conducts all of its survey operations from its head office in Canada, and occasionally maintains administrative offices in foreign locations such as Colombia (to mid-2014) and currently Bolivia. NXT has no long term assets outside of Canada.

Revenues were derived by geographic area as follows:

	2015	2014	2013
South and Central America (Bolivia, Belize)	$17,422,151	$-	$24,803
North America (United States)	-	3,913,367	-
Asia (Pakistan)	-	-	2,659,292
	17,422,151	3,913,367	2,684,095

Revenues were derived almost entirely from a single client in each of the years noted above.